Investments in Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	$ 156,623	$ 168,207	$ 421,839	$ 320,176
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	65,480	17,968	217,558	39,224
Sierrita Gas Pipeline LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	45,516	88,799	87,608	117,552
Other, net
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	25,517	22,365	60,224	68,493
Texas Frontera, LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	14,240	20,665	31,544	51,904
CH4 Energía, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	6,823	11,305	28,264	34,275
Ductos el Peninsular, S. A. P. I. de C. V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	0	0	1,024	0
Frontera Brownsville, LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in associates	$ (953)	$ 7,105	$ (4,383)	$ 8,728